UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03231

SEI Liquid Asset Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Copies to:

Timothy Levin, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: June 30, 2015

Date of reporting period: December 31, 2014

Item 1.	Reports to Stockholders.

December 31, 2014

SEMI-ANNUAL REPORT

SEI Liquid Asset Trust

† Prime Obligation Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CERTIFICATES OF DEPOSIT (A) — 30.1%
ANZ New Zealand International (B)
0.228%, 01/04/15	$5,600	$5,600
Australia & New Zealand Banking Group (B)
0.483%, 01/29/15	180	180
Bank of Montreal
0.210%, 01/02/15	11,000	11,000
0.100%, 01/02/15	12,000	12,000
0.120%, 01/07/15	9,000	9,000
0.217%, 01/12/15 (B)	7,200	7,200
0.220%, 01/27/15 (B)	7,000	7,000
0.220%, 04/08/15	4,000	4,000
0.230%, 06/01/15	8,000	8,000
Bank of Nova Scotia
0.240%, 02/09/15	5,000	5,000
0.240%, 02/17/15	3,500	3,500
0.230%, 02/17/15	883	883
Bank of Tokyo-Mitsubishi
0.240%, 01/02/15	5,000	5,000
0.120%, 01/02/15	22,000	22,000
0.250%, 03/04/15	6,500	6,500
Canadian Imperial Bank of Commerce NY
0.220%, 01/02/15 (B)	14,028	14,028
0.220%, 01/02/15 (B)	6,000	6,000
0.251%, 01/12/15 (B)	12,000	12,000
0.932%, 02/20/15 (B)	10,355	10,365
0.240%, 05/12/15	5,000	5,000
Chase Bank USA
0.300%, 05/15/15	1,767	1,767
Citibank
0.240%, 02/02/15	2,132	2,132
Commonwealth Bank of Australia (B)
0.244%, 01/23/15	8,118	8,118
0.225%, 01/24/15	478	478
General Electric Capital (B)
0.211%, 01/17/15	5,000	5,000
Nordea Bank
0.210%, 04/28/15	5,000	5,000
0.210%, 05/05/15	5,000	5,000
0.245%, 05/26/15	9,000	9,000
0.240%, 05/26/15	12,000	12,000
Old Line Funding (B)
0.242%, 01/08/15	6,000	6,000
0.261%, 01/16/15	12,000	12,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Royal Bank of Canada NY (B)
0.300%, 01/02/15	$3,060	$3,060
Skandinaviska Enskilda Banken
0.230%, 02/10/15	12,000	12,000
0.230%, 03/02/15	11,000	11,000
0.230%, 03/03/15	8,000	8,000
0.250%, 03/19/15	1,100	1,100
0.250%, 03/30/15	2,500	2,500
Sumitomo Mitsui Banking
0.635%, 01/02/15 (B)	2,700	2,702
0.290%, 01/02/15 (B)	14,000	14,000
0.250%, 01/02/15	1,250	1,250
0.220%, 02/05/15	2,000	2,000
0.250%, 04/21/15	2,500	2,500
0.250%, 05/12/15	4,000	4,000
Svenska Handelsbanken
0.519%, 01/16/15 (B)	1,834	1,834
0.195%, 02/18/15	825	825
0.185%, 03/19/15	5,000	5,000
0.230%, 03/24/15	17,000	17,000
Toronto-Dominion Bank
0.210%, 01/16/15	2,995	2,995
0.195%, 04/01/15	2,350	2,350
0.230%, 05/11/15	12,000	12,000
0.230%, 05/11/15	2,238	2,238
0.230%, 05/29/15	3,212	3,212
Toyota Motor Credit (B)
0.208%, 01/03/15	8,474	8,474
0.218%, 01/09/15	515	515
Wells Fargo Bank
0.233%, 01/03/15 (B)	339	339
0.227%, 01/07/15 (B)	732	732
0.251%, 01/14/15 (B)	154	154
0.220%, 02/17/15	12,000	12,000
0.230%, 05/07/15	5,000	5,000
Westpac Banking (B) (C)
0.231%, 01/13/15	500	500
0.231%, 01/16/15	500	500

Total Certificates of Deposit
(Cost $360,531) ($Thousands)		360,531

COMMERCIAL PAPER (A) (D) — 30.1%
Albion Capital
0.200%, 02/17/15	4,240	4,239
0.200%, 02/23/15	1,535	1,534
ANZ New Zealand International (C)
0.210%, 01/09/15	1,095	1,095
ASB Finance (C)
0.200%, 01/12/15	10,000	9,999
0.210%, 01/16/15	1,095	1,095
0.220%, 04/30/15	3,000	2,998
Bank of Nova Scotia (C)
0.230%, 02/06/15	10,000	9,998
0.250%, 06/19/15	416	415

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2014	1

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Continued)

December 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
BNZ International Funding (C)
0.210%, 01/15/15	$4,370	$4,370
Caisse Centrale Desjardins
0.240%, 03/30/15	31,425	31,407
Chariot Funding
0.230%, 05/08/15	1,587	1,586
Chevron
0.150%, 04/06/15	6,000	5,998
Coca-Cola (C)
0.170%, 01/07/15	6,000	6,000
0.200%, 02/27/15	860	860
0.190%, 04/20/15	5,000	4,997
0.210%, 05/26/15	425	425
0.240%, 06/23/15	8,040	8,031
DNB Bank
0.230%, 04/22/15	10,000	9,993
Fairway Finance (C)
0.220%, 01/14/15	19,170	19,168
0.210%, 01/20/15	1,393	1,393
0.220%, 02/18/15	5,420	5,418
0.220%, 04/16/15	5,390	5,386
0.220%, 05/11/15	3,000	2,998
General Electric
0.220%, 05/15/15	10,526	10,517
HSBC USA
0.250%, 02/23/15	1,930	1,929
JPMorgan Securities
0.230%, 01/02/15 (C)	4,500	4,500
0.250%, 01/23/15 (C)	7,000	6,999
0.250%, 04/20/15	16,000	15,988
0.250%, 05/04/15	11,000	10,991
0.280%, 05/05/15	5,000	4,995
0.250%, 05/05/15	11,000	10,990
Jupiter Securitization (C)
0.210%, 01/02/15	9,765	9,765
0.210%, 01/07/15	4,420	4,420
Liberty Street Funding
0.180%, 01/02/15	10,000	10,000
Manhattan Asset Funding
0.200%, 01/02/15	11,540	11,540
0.200%, 01/12/15	3,135	3,135
0.220%, 01/27/15	613	613
0.195%, 02/18/15	1,350	1,349
National Australia Bank
0.235%, 05/18/15	12,000	11,989
Nestle Capital
0.225%, 07/14/15	3,000	2,996
Nordea Bank (C)
0.225%, 03/17/15	8,000	7,996
0.245%, 06/01/15	4,000	3,996
Old Line Funding (C)
0.220%, 01/12/15	6,000	6,000
0.230%, 01/26/15	1,335	1,335
0.250%, 02/02/15	1,600	1,600

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.220%, 04/20/15	$1,982	$1,981
0.230%, 05/12/15	5,000	4,996
Thunder Bay Funding (C)
0.240%, 01/21/15	1,435	1,435
0.230%, 03/13/15	1,549	1,548
0.240%, 04/28/15	6,186	6,181
0.240%, 05/26/15	11,000	10,989
Toronto-Dominion Holdings USA
0.220%, 04/23/15	2,092	2,090
Toyota Credit Canada
0.220%, 01/21/15	5,000	4,999
0.220%, 01/28/15	2,000	2,000
0.240%, 02/09/15	1,465	1,465
0.240%, 05/12/15	789	788
0.250%, 05/26/15	853	852
Toyota Motor Credit
0.210%, 01/09/15	16,500	16,499
0.230%, 05/20/15	6,000	5,995
0.250%, 05/29/15	4,000	3,996
Working Capital Management
0.130%, 01/02/15	3,057	3,057
0.130%, 01/05/15	6,500	6,500
0.130%, 01/06/15	1,606	1,606

Total Commercial Paper
(Cost $360,023) ($ Thousands)		360,023

U.S. GOVERNMENT AGENCY OBLIGATIONS (D) — 9.2%
FFCB (B)
0.230%, 01/02/15	780	780
0.179%, 01/11/15	7,810	7,812
0.156%, 01/16/15	10,000	10,000
0.151%, 01/23/15	9,000	9,000
0.217%, 01/24/15	2,250	2,251
FHLB
0.075%, 01/21/15	568	568
0.521%, 01/23/15	2,036	2,036
0.080%, 01/26/15	4,990	4,990
0.080%, 01/28/15	6,487	6,486
0.080%, 01/30/15	4,775	4,775
0.075%, 02/04/15	574	574
0.100%, 02/05/15	670	670
0.205%, 02/11/15	11,085	11,084
0.103%, 02/17/15	846	846
1.180%, 02/18/15	37,085	37,080
0.110%, 02/20/15	930	930
0.100%, 02/23/15	530	530
FNMA (B)
0.175%, 01/20/15	55	55
0.140%, 01/27/15	9,000	8,999

Total U.S. Government Agency Obligations
(Cost $109,466) ($ Thousands)		109,466

2	SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CORPORATE OBLIGATIONS — 6.7%
American Honda Finance (C)
3.500%, 03/16/15	$1,711	$1,722
Australia & New Zealand Banking Group (C)
3.700%, 01/13/15	4,837	4,843
0.432%, 02/07/15(B)	1,690	1,691
Bank of New York Mellon
3.100%, 01/15/15	453	454
Bank of Nova Scotia
1.850%, 01/12/15	575	575
3.400%, 01/22/15	391	392
Bank of Tokyo-Mitsubishi (C)
3.850%, 01/22/15	1,000	1,002
Commonwealth Bank of Australia (C)
3.500%, 03/19/15	1,245	1,254
General Electric Capital
2.150%, 01/09/15	13,262	13,268
4.875%, 03/04/15	3,730	3,760
3.500%, 06/29/15	1,480	1,503
2.375%, 06/30/15	730	738
1.625%, 07/02/15	6,412	6,455
HSBC USA
2.375%, 02/13/15	1,286	1,289
Metropolitan Life Global Funding I (C)
2.000%, 01/09/15	987	987
National Australia Bank (C)
3.750%, 03/02/15	6,496	6,534
2.000%, 03/09/15	795	798
New York Life Global Funding (C)
1.300%, 01/12/15	8,487	8,490
3.000%, 05/04/15	1,600	1,615
Nordea Bank (C)
2.250%, 03/20/15	11,458	11,506
Royal Bank of Canada NY
1.150%, 03/13/15	678	679
Sumitomo Mitsui Banking
1.900%, 01/12/15	950	950
Toronto-Dominion Bank (B)
0.412%, 02/07/15	424	424
Toyota Motor Credit
1.000%, 02/17/15	3,910	3,914
0.388%, 03/10/15 (B)	1,132	1,132
Wal-Mart Stores
2.875%, 04/01/15	1,427	1,436
Westpac Banking (C)
0.483%, 01/29/15 (B)	1,513	1,513
4.200%, 02/27/15	886	891

Total Corporate Obligations
(Cost $79,815) ($ Thousands)		79,815

Description	Face Amount ($ Thousands)	Value ($ Thousands)

TIME DEPOSIT — 4.5%
SwedBank
0.050%, 01/02/15	$54,328	$54,328

Total Time Deposit
(Cost $54,328) ($ Thousands)		54,328

U.S. TREASURY OBLIGATION — 2.2%
U.S. Treasury Notes
2.375%, 02/28/15	25,822	25,918

Total U.S. Treasury Obligation
(Cost $25,918) ($ Thousands)		25,918

MUNICIPAL BONDS (B) — 1.7%

Arizona — 0.1%
Pima County, Industrial Development Authority, RB
0.060%, 01/07/15	1,200	1,200

California — 0.1%
Sacramento, Municipal Utility District, Sub-Ser L, RB
0.030%, 01/02/15	1,215	1,215

Colorado — 0.1%
Colorado State, Housing & Finance Authority, Multi-Family Housing Program, Ser A-1, RB
0.070%, 01/07/15	735	735

Florida — 0.0%
Miami-Dade County, Industrial Development Authority, RB
0.120%, 01/02/15	400	400

Illinois — 0.0%
University of Illinois, Ser S, RB
0.120%, 01/02/15	330	330

Indiana — 0.2%
Indiana, Finance Authority, Ser F, RB
0.030%, 01/02/15	2,200	2,200

Iowa — 0.2%
Iowa State, Finance Authority, Ser C, RB
0.120%, 01/02/15	1,490	1,490
Iowa State, Finance Authority, Ser G, RB
0.130%, 01/02/15	35	35
Iowa State, Finance Authority, Ser M, RB
0.120%, 01/02/15	500	500

		2,025

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2014	3

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Continued)

December 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts — 0.0%
Simmons College, Higher Education Authority, RB
0.130%, 01/02/15	$530	$530

Michigan — 0.3%
Kent, Hospital Finance Authority, Ser C, RB
0.040%, 01/07/15	3,115	3,115

Minnesota — 0.1%
Minnesota State, Office of Higher Education, Ser A, RB
0.110%, 01/02/15	1,780	1,780

Missouri — 0.0%
St. Louis, Industrial Development Authority, Ser B, RB
0.030%, 01/07/15	160	160

New Hampshire — 0.0%
New Hampshire State, Health & Educational Facilities Authority, Dartmouth College Project, Ser C, RB
0.070%, 01/07/15	390	390

Ohio — 0.1%
Cleveland, Department of Public Utilities Division of Water, Ser Q, RB
0.040%, 01/02/15	1,370	1,370

Texas — 0.2%
Texas State, Small Business Project, Ser B, GO
0.120%, 01/02/15	2,245	2,245

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, Wheaton
Franciscan Services Project, Ser B, RB
0.040%, 01/07/15	500	500
Wisconsin State, Health & Educational Facilities Authority, Wheaton
Franciscan System Project, RB
0.030%, 01/07/15	2,300	2,300
Wisconsin State, Housing & Economic Development Authority, Wheaton
Franciscan System Project, Ser B, RB
0.110%, 01/02/15	310	310

		3,110

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Total Municipal Bonds
(Cost $20,805) ($ Thousands)		$20,805

REPURCHASE AGREEMENTS (E) — 15.4%
Goldman Sachs 0.080%, dated 12/31/14, to be repurchased on 01/02/15, repurchase price $40,554,180 (collateralized by US Treasury Notes, ranging in par value $16,497,000 - $16,729,300, 2.375% - 2.625%, 01/15/17 - 07/15/17, with total market value of ($41,365,267)	$40,554	40,554
RBC Capital 0.150%, dated 12/29/14, to be repurchased on 01/05/15, repurchase price $12,841,375 (collateralized by various corporate obligations*, ranging in par value $4,793 - $1,809,759, 0.482% - 6.750%, 09/23/16 - 12/15/24, with total market value $13,483,275)	12,841	12,841
RBC Capital 0.080%, dated 12/31/14, to be repurchased on 01/02/15, repurchase price $57,997,258 (collateralized by various FNMA and GNMA obligations, ranging in par Value $333,097 -$21,274,769, 2.075% - 5.000%, 05/01/29 - 12/20/44, with total market value $59,157,203)	57,997	57,997
RBC Capital 0.150%, dated 12/26/14, to be repurchased on 01/02/15, repurchase price $16,562,483 (collateralized by various corporate obligations*, ranging in par value $285 - $3,010,000, 0.683% - 6.900%, 08/11/15 - 12/05/24, with total market value $17,390,608)	16,562	16,562
Wells Fargo 0.090%, dated 12/30/14, to be repurchased on 01/06/15, repurchase price $4,088,072 (collateralized by various FMAC, and FNMA obligations, ranging in par Value $198,110 - $1,600,000, 3.000% - 3.500%, 09/01/26 - 01/01/45, with total market value $4,172,608)	4,088	4,088

4	SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Wells Fargo 0.090%, dated 12/31/14, to be repurchased on 01/07/15, repurchase price $7,905,138 (collateralized by various FNMA, and GNMA obligations, ranging in par Value $90,364 - $1,783,966, 2.500% - 4.500%, 10/01/29 - 12/01/44, with total market value $8,063,141)	$7,905	$7,905
Wells Fargo 0.080%, dated 12/31/14, to be repurchased on 01/02/15, repurchase price $44,000,196 (collateralized by various FHLB, FMAC and FNMA obligations, ranging in par Value $430,535 - $22,490,000, 0.520% - 4.500%, 10/14/16 - 01/01/44, with total market value $44,882,483)	44,000	44,000

Total Repurchase Agreements (Cost $183,947) ($ Thousands)		183,947

Total Investments — 99.9% (Cost $1,194,833) ($ Thousands)		$1,194,833

* A list of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at December 31 2014, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
RBC	Amazon.com	3.800%	12/05/24	$—
	American Express	6.650	09/15/15	25
	Anglo American Capital	4.125	04/15/21	263
	CB Bellsouth	4.182	04/26/21	1,838
	CG Capital	1.234	03/15/23	1,733
	Coca-Cola	1.150	04/01/18	14
	Coca-Cola	2.500	04/01/23	50
	Colgate—Palmolive	2.100	05/01/23	341
	Commonwealth Bank of Australia	2.250	03/13/19	3,000
	DirectTV Holdings	4.450	04/01/24	11
	General Electric Capital	1.000	08/11/15	40
	General Electric Capital	0.835	12/11/15	1,925
	General Electric Capital	5.500	07/15/16	10
	General Electric Capital	1.375	08/01/17	20
	General Electric Capital	5.125	08/15/17	11
	General Electric Capital	0.750	12/07/17	40
	General Electric Capital	5.250	05/15/18	15
	General Electric Capital	6.150	06/15/18	10
	General Electric Capital	6.000	07/15/18	18
	General Electric Capital	5.100	02/15/19	119
	General Electric Capital	4.250	09/15/22	20
	General Electric Capital	1.231	04/15/23	3,010
	Hydro Quebec	2.000	06/30/16	150
	Morgan Stanley	3.992	03/30/19	5
	N. Electric Capital	6.900	09/15/15	50
	Nordea Bank	2.375	04/04/19	600
	Staples	4.375	01/12/23	6
	Svenska Handelsbanken	0.683	03/21/16	2,000
	Teva Pharmaceutical Finance	2.950	12/18/22	83

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
	Toronto-Dominion Bank	0.786%	04/30/18	$1,807
	Toyota Motor Credit	3.400	09/15/21	38
RBC	Amazon.com	3.800	12/05/24	541
	American Express	2.125	07/27/18	230
	Apple Inc.	0.482	05/03/18	623
	Apple Inc.	1.000	05/03/18	1,194
	Burlington Northern Santa LLC	3.400	09/01/24	482
	Capital One Finacial Corp.	4.750	07/15/21	296
	Caterpillar Financial Services	2.850	06/01/22	556
	Credit Suisse	2.300	05/28/19	303
	DirectTV Holdings	4.450	04/01/24	574
	Goldman Sachs	0.858	06/05/17	961
	Hewlett Packard	4.300	06/01/21	53
	ING Bank NV	2.250	10/01/19	459
	Ingersoll Rand Luxembourg	3.550	11/01/24	596
	Ingram Micro	4.950	12/15/24	290
	International Finance	1.125	03/15/19	126
	Intesa San Paolo SpA	6.500	02/24/21	128
	Morgan Stanley	3.700	10/23/24	394
	NewCrest Financial	4.450	11/15/21	1,034
	PNC Bank	2.854	11/09/22	5
	PNC Funding	4.375	08/11/20	1,810
	Province of Ontario Canada	4.000	10/07/19	905
	Reymolds American Inc.	6.750	06/15/17	112
	Suncorp Metwy Ltd.	1.700	03/28/17	997
	Svenska Handelsbanken	0.703	09/23/16	85
	Symantec Corp.	4.200	09/15/20	63
	Willis Group Holdings	5.750	03/15/21	254

Percentages are based on Net Assets of $1,195,729 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on December 31, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	The rate reported is the effective yield at time of purchase.

(E)	Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

The accompanying notes are an integral part of the financial statements.

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2014	5

Statement of Assets and Liabilities ($ Thousands) (Unaudited)

As of December 31, 2014

Prime Obligation Fund
ASSETS:
Investments, at value (Cost $1,010,886)	$1,010,886
Repurchase agreements, at value (Cost $183,947)	183,947
Cash	1
Accrued income	1,063
Prepaid expenses	32
Total Assets	1,195,929
LIABILITIES:
Payable due to administrator	87
Payable due to investment adviser	43
Chief Compliance Officer fees payable	2
Accrued expenses	68
Total Liabilities	200
Net Assets	$1,195,729
NET ASSETS CONSIST OF:
Paid-in Capital	$1,195,732
Distributions in excess of net investment income	(5)
Accumulated net realized gain on investments	2
Net Assets	$1,195,729
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00
($1,195,728,879 ÷ 1,195,732,276 shares)

The accompanying notes are an integral part of the financial statements.

6	SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2014

Statement of Operations ($ Thousands) (Unaudited)

For the six months ended December 31, 2014

Prime Obligation Fund
Investment Income:
Interest Income	$999
Expenses:
Administration Fees	2,061
Shareholder Servicing Fees — Class A	1,436
Investment Advisory Fees	253
Trustees’ Fees	7
Chief Compliance Officer Fees	3
Printing Fees	125
Custodian/Wire Agent Fees	31
Professional Fees	27
Registration Fees	20
Other Expenses	12
Total Expenses	3,975
Less, Waiver of:
Administration Fees	(1,598)
Shareholder Servicing Fees — Class A	(1,436)
Net Expenses	941
Net Investment Income	58
Net Increase in Net Assets Resulting from Operations	$58

The accompanying notes are an integral part of the financial statements.

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2014	7

Statement of Changes in Net Assets ($ Thousands)

For the six months ended December 31, 2014 (Unaudited) and the year ended June 30, 2014

	Prime Obligation Fund
	7/1/14-12/31/14	7/1/13-6/30/14
Operations:
Net Investment Income	$58	$108
Net Increase in Net Assets Resulting from Operations	58	108
Dividends From:
Net Investment Income:
Class A	(58)	(108)
Total Dividends	(58)	(108)
Capital Share Transactions (all at $1.00 per share)
Class A:
Proceeds from Shares Issued	3,952,557	7,723,124
Reinvestment of Dividends	56	105
Cost of Shares Redeemed	(3,852,900)	(7,661,982)
Net Increase in Net Assets Derived from Capital Shares Transactions	99,713	61,247
Net Increase in Net Assets	99,713	61,247
Net Assets:
Beginning of Period	1,096,016	1,034,769
End of Period	$1,195,729	$1,096,016
Distributions in Excess of Net Investment Income	$(5)	$(5)

The accompanying notes are an integral part of the financial statements.

8	SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2014

Financial Highlights

For the six months ended December 31, 2014 (unaudited) and for the years ended June 30

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gains (Losses) on Securities		Total from Investment Operations		Dividends from Net Investment Income		Distributions from Net Realized Gains		Total Dividends and Distributions		Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Prime Obligation Fund
Class A:
2014(3)	$1.00	$—	(2)	$—	(2)	$—	(2)	$—	(2)	$—		$—		$1.00	0.00%	$1,195,729	0.16	%*	0.69%	0.01%
2014	1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—		1.00	0.01	1,096,016	0.17	*	0.75	0.01
2013	1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)	1.00	0.01	1,034,769	0.24	*	0.76	0.01
2012	1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—		1.00	0.01	886,342	0.25	*	0.77	0.01
2011	1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—		1.00	0.01	904,457	0.31	*	0.77	0.01
2010	1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—		1.00	0.01	892,905	0.30	**	0.78	0.01

*	The Administrator has voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s daily average net assets. Had these waivers been excluded, the ratio would have been at the expense cap figure of 0.44%. See Note 3 of the Notes to Financial Statements.
**	The expense ratio includes the Treasury Guarantee Program Expense. The Fund participated in the Treasury Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. The Administrator voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Fund in order to limit the one day net income yield of the Fund to not less than 0.01% of the Fund’s daily average net assets. Had these waivers and the Treasury Guarantee Program expense been excluded, the ratio would have been at the expense cap figure of 0.44%.
(1)	Per share calculations were performed using average shares.
(2)	Amount represents less than $0.01 per share.
(3)	For the six month period ended December 31, 2014. All ratios have been annualized.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

9	SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2014

Notes to Financial Statements (Unaudited)

December 31, 2014

1. ORGANIZATION

SEI Liquid Asset Trust (the ‘‘Trust’’) was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with one fund: the Prime Obligation Fund (the ‘‘Fund’’). The Trust is registered to offer Class A shares of the Fund. A description of the Fund’s investment objectives, policies, and strategies are provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized to maturity and are included in interest income. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the six-month period ended December 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

As of December 31, 2014, all of the Fund’s investments are Level 2. During the six-month period ended December 31, 2014, there were no transfers between Level 1 and Level 2.

For the six-month period ended December 31, 2014, there have been no significant changes to the fair valuation methodologies.

Illiquid Securities — To the extent consistent with its investment objective and strategies, the Fund may invest in illiquid securities. A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. At December 31, 2014, the Fund did not own any illiquid securities.

Restricted Securities — Throughout the year, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Fund had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost as determined in accordance with the procedures approved by the Board of Trustees. At December 31, 2014, the Fund did not own any restricted securities.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, the Fund may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank. Provisions of the agreements and the Trust’s policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited. At December 31, 2014, the Fund

10	SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2014

held Repurchase Agreements in the amount of $183,947 ($ Thousands). Please refer to the Schedule of Investments for more information.

Expenses — Expenses that are directly related to the Fund are charged directly to the Fund.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of specific identification. Interest income is recognized using the accrual basis of accounting.

All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Fund are distributed to the shareholders of the Fund annually.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (‘‘SIMC’’) serves as the Trust’s investment adviser (the ‘‘Adviser’’) and ‘‘manager of managers’’ under an investment advisory agreement.

BofA Advisors, LLC (‘‘BofA’’), serves as sub-advisor to the Fund under an investment sub-advisory agreement. BofA is paid by SIMC. SIMC compensates BofA out of the fee it receives from the Fund.

SEI Investments Global Funds Services (the ‘‘Administrator’’) provides administrative and transfer agency services for an annual fee, which is calculated daily and paid monthly, of 0.42% of the average daily net assets of the Fund.

SEI Investments Distribution Co. (the ‘‘Distributor’’), a wholly owned subsidiary of SEI Investments Company (‘‘SEI’’) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the ‘‘Class A Plan’’) pursuant to which a shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services.

The Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

The Administrator has contractually agreed to waive its administration fees and/or to reimburse expenses of the Fund as necessary to keep total operating expenses (excluding interest, taxes and certain non-routine expenses, and net of SIMC and (the Distributor’s) fee) of the Fund from exceeding an annual rate of 0.44%.

The Adviser and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.

The waivers by the Fund’s Adviser, Administrator and/or Distributor are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as acquired fund fees and expenses. The waivers are voluntarily and the Fund’s Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

In addition, the Administrator has voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets. For the six-month period ended December 31, 2014, the amount of this waiver totaled $1,598 ($ Thousands).

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for the Fund:

	Advisory Fees		Administration Fees		Shareholder Servicing Fees	Voluntary Expense Limitations
Class A	0.075	%(1)	0.30	%(2)	0.25%	0.44%

(1)	The Adviser receives an annual fee equal to 0.075% of the Trust’s average daily net assets up to $500 million and 0.02% of such net assets in excess of $500 million.

(2)	Prior to October 1, 2014 the administration fees were 0.42%.

Other — Certain officers and/or trustees of the Trust are also officers and/or directors of the Administrator, the Distributor or SIMC. Compensation of officers and affiliated trustees of the Trust is paid by the Administrator and/or the Distributor.

The services provided by the Chief Compliance Officer (‘‘CCO’’) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s adviser, sub-advisors and service providers as required by Securities Exchange Commission (‘‘SEC’’) regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the ‘‘Program’’) with existing or future open ended investment companies registered under the 1940 Act that are advised by SIMC (the ‘‘SEI Funds’’). The Program allows the SEI Funds to lend money to and borrow

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2014	11

Notes to Financial Statements (Unaudited) (Concluded)

December 31, 2014

money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (‘‘Repo Rate’’), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (‘‘Bank Loan Rate’’). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the six-month period ended December 31, 2014, the Trust loaned funds from the Fund to the SEI Funds. The amount of lending was $620,767 ($ Thousands) and the interest received on the lending and the corresponding interest rate were $6 ($ Thousands) and 0.22%-0.32%, respectively. The average amount of lending during the six-month period ended December 31, 2014 was $24,831 ($ Thousands). The Trust had no outstanding loans under the interfund lending agreement at December 31, 2014.

4. FEDERAL INCOME TAXES

It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends paid to Class A shareholders during the years ended June 30, 2013 and June 30, 2014 were as follows ($ Thousands):

Ordinary Income
2014	$108
2013	$105

As of June 30, 2014, the components of distributable earnings (accumulated losses) on a tax basis were as follows ($ Thousands):

Undistributed Ordinary Income	$6
Other Temporary Differences	(9)

Total Distributable Earnings	$(3)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The cost basis of securities for Federal income tax purposes is equal to the cost basis used for financial reporting purposes.

Management has analyzed the Fund’s tax positions taken on the federal tax returns for all open tax years and has concluded that as of December 31, 2014, no provision for income tax is required in the Fund’s financial statements.

5. SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

12	SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2014

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The ‘‘Expenses Paid During Period’’ column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the ‘‘Ending Account Value’’ number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under ‘‘Expenses Paid During Period.’’

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the ‘‘Expenses Paid During Period’’ column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Annualized Expense Ratios	Expenses Paid During Period*
Prime Obligation Fund — Class A
Actual Fund Return	$1,000.00	$1,000.10	0.16%	$0.81
Hypothetical 5% Return	1,000.00	1,024.40	0.16	0.82

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2014	13

SEI LIQUID ASSET TRUST SEMI-ANNUAL REPORT DECEMBER 31, 2014

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-103 (12/14)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable for semi-annual report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Liquid Asset Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: February 27, 2015

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: February 27, 2015